SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information
Non-current assets	December 31, 2020	December 31, 2019
Canada	$244,018	$253,587
USA	444	454
Mexico	-	252
Total	$244,462	$254,293